Investments in subsidiaries	12 Months Ended
Sep. 30, 2018
Business Combinations 1 [Abstract]
Investments in subsidiaries
Investments in subsidiaries
a)    Acquisitions
The Company made the following acquisitions during the year ended September 30, 2018:

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On October 6, 2017 and October 26, 2017, the Company acquired 94.79% and an additional 1.88%, respectively of the outstanding shares of Affecto Plc (Affecto) and subsequently, acquired the remaining outstanding shares in the fiscal year 2018. Affecto is a leading provider of business intelligence and enterprise information management solutions and services, headquartered in Helsinki, Finland;

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On December 7, 2017, the Company acquired all outstanding shares of Paragon Solutions, Inc. (Paragon), a high-end commercial business consultancy with depth in health and life sciences and IT expertise in digital transformation and systems integration, headquartered in Cranford, New Jersey; and

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On May 16, 2018, the Company acquired all outstanding shares of Facilité Informatique Canada Inc. (Facilité Informatique), an IT consulting services firm in high-demand digital services across a wide range of industries with a strong local presence in Montréal and Québec City, headquartered in Montréal, Québec.

The Company made the following acquisitions during the year ended September 30, 2017:

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On November 3, 2016, the Company acquired all units of Collaborative Consulting, LLC, a high-end IT consulting company with specialized expertise in financial, life sciences and public sectors, headquartered in Boston, Massachusetts;

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On April 19, 2017, the Company acquired all outstanding shares of Computer Technology Solutions, Inc., a high-end IT consulting company focused on commercial markets, specialized in cloud, analytics and digital transformation, headquartered in Birmingham, Alabama;

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On May 12, 2017, the Company acquired all outstanding shares of eCommerce Systems, Inc., a high-end consulting IT company focused on commercial markets, specialized in cloud, analytics and digital transformation, headquartered in Denver, Colorado; and

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On August 22, 2017, the Company acquired all outstanding shares of Summa Technologies, Inc., a high-end IT consulting company with expertise in digital experience and agile software development, headquartered in Pittsburgh, Pennsylvania.

26.    Investments in subsidiaries (continued)
a)    Acquisitions (continued)
The following table presents the purchase price allocations for the above acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	2018	2017
	$	$
Current assets	109,878	40,705
PP&E (Note 6)	2,614	5,488
Intangible assets	47,723	50,474
Goodwill[1]	209,992	238,322
Current liabilities	(89,179)	(29,953)
Deferred tax liabilities	(9,246)	(3,126)
Debt	(27,925)	(9,648)
	243,857	292,262
Cash acquired	22,642	14,814
Net assets acquired	266,499	307,076

Consideration paid	253,428	297,875
Consideration payable[2]	13,071	9,201
[1] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2018, $44,674,000 of the goodwill is included in the U.S. Commercial and State Government operating segment, $29,081,000 in the Canada operating segment and $136,237,000 in the Northern Europe operating segment (as at September 30, 2017, all of the goodwill was included in the U.S. Commercial and State Government operating segment). The goodwill is not deductible for tax purposes (as at September 30, 2017, $191,231,000 of the goodwill was deductible for tax purposes).
[2] Mostly repayable through the fiscal year 2020 with no interest for acquisitions realized during the year ended September 30, 2018 (repayable in annual installments through the fiscal year 2021 and bearing interest at a rate of 2.04% for acquisitions realized during the year ended September 30, 2017).

The purchase price allocation for Facilité Informatique is preliminary and is expected to be completed as soon as management will have gathered all the significant information available and considered necessary in order to finalize this allocation. During the year ended September 30, 2018, the Company finalized the purchase price allocations for Affecto and Paragon with no significant adjustments. In addition, during the year ended September 30, 2018, the Company finalized the purchase price allocations for the acquisitions realized in the fiscal year 2017, with adjustments resulting mainly in a decrease of intangible assets of $968,000 and an increase of goodwill of $765,000.

During the year ended September 30, 2018, the Company paid an amount of $9,966,000 related to acquisitions realized in the fiscal year 2018 and an additional amount of $7,385,000 related to acquisitions realized in the fiscal year 2017.

These acquisitions were made to complement the Company's proximity model and further strengthen its global capabilities across several in-demand digital transformation areas.
26.    Investments in subsidiaries (continued)
b)    Acquisition-related and integration costs
In connection with these acquisitions, the Company expensed $37,482,000 related to acquisition-related and integration costs during the year ended September 30, 2018 ($10,306,000 during the year ended September 30, 2017). This amount includes acquisition-related costs of $1,687,000 ($1,661,000 during the year ended September 30, 2017) and integration costs of $35,795,000 ($8,645,000 during the year ended September 30, 2017). The acquisition-related costs consist mainly of professional fees incurred for the acquisitions. The integration costs mainly include termination of employments of $17,630,000 accounted for in restructuring provisions ($5,207,000 during the year ended September 30, 2017), leases of vacated premises of $10,747,000 accounted for in onerous lease provisions ($1,382,000 during the year ended September 30, 2017), as well as other integration costs of $7,418,000 ($2,056,000 during the year ended September 30, 2017).
c)     Disposal
There was no significant disposal during the year ended September 30, 2018.